Revenue	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Revenue

NOTE 4:- REVENUE

Disaggregation of Revenues

Revenue disaggregated by geography for the years ended December 31, 2021 and 2020, based on the billing address of the Company’s customers, consists of the following (in thousands):

	Year ended December 31,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
USA	$63	2.8%	$105	31.6%
Sweden	928	41.2%	-	-
Germany	351	15.6%	80	24.1%
Israel	34	1.5%	69	20.8%
China	702	31.2%	35	10.6%
Switzerland	53	2.4%	-	-
Hong Kong	35	1.6%	34	10.2%
Other	83	3.7%	9	2.7%
Total revenue	$2,249	100%	$332	100%

The Company had no revenue in the year ended December 31, 2019.

Out of the $281 deferred revenue balance as of December 31, 2020, $245 were recognized as revenue for the year ended December 31, 2021.

Contract Liabilities

Contract liabilities consist of deferred revenue and customer advanced payments. Deferred revenue includes billings in excess of revenue recognized related to product sales and is recognized as revenue when the Company performs under the contract. Customer advanced payments represent required customer payments in advance of product shipments according to customer’s payment term. Customer advance payments are recognized as revenue when control of the performance obligation is transferred to the customer.

Contract liabilities presented as deferred revenue amounted to $205 and $281 as of December 31, 2021 and 2020, respectively.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of product and services revenue not yet performed. As of December 31, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was $2.3 million, which the Company expects to recognize as revenue during 2022.